Preferred Stock (Details Textual) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	Feb. 13, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 17, 2014
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		10,000,000				50,485,136
Preferred Stock, Conversion Basis	10.98	All outstanding shares of Series A, B, C and D preferred stock automatically converted to common stock immediately upon the closing of the Companys initial public offering in February 2015 at the conversion rates of 1:0.251, 1:0.091, 1:0.091, and 1:0.091, respectively.		All outstanding shares of Series A, B, C and D preferred stock automatically converted to common stock immediately upon the closing of the Company’s initial public offering in February 2015 at the conversion rates of 1:0.251, 1:0.091, 1:0.091, and 1:0.091, respectively
Stock Issued During Period, Value, New Issues		$ 4,099,500
Convertible Preferred Stock Discount Rate At Initial Public Offering Price		30.00%
Dividends, Preferred Stock		8,222,008
Conversion of Stock, Amount Issued		3,532,694
Debt Conversion Original Debt Discount Rate At Initial Public Offering Price		30.00%
Debt Instrument, Convertible, Beneficial Conversion Feature		1,663,873	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		23,075
Stock Issued During Period, Value, Stock Options Exercised		14,948		6,500	1,121
IPO [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		683,250
Stock Issued During Period, Value, New Issues		2,700,000
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		683,250
Stock Issued During Period, Value, New Issues		6,833
Stock Issued During Period, Shares, Conversion of Convertible Securities		4,567,782
Conversion of Stock, Amount Issued		8,660
Conversion of Stock, Shares Issued		866,056
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		23,075		2,277	1,730
Stock Issued During Period, Value, Stock Options Exercised		231		23	17
Common Stock [Member] | IPO [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Stock Options Exercised		$ 14,948
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		2,483,692		2,483,692
Shares Issued, Price Per Share				$ 2.40
Convertible Preferred Stock Conversion Price				$ 0.87
Stock Issued During Period, Shares, Conversion of Convertible Securities		(2,483,692)
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		13,819,649		13,819,649
Shares Issued, Price Per Share				$ 0.87
Convertible Preferred Stock Conversion Price				$ 0.87
Stock Issued During Period, Shares, Conversion of Convertible Securities		(8,073,508)
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		5,161,241		5,161,241
Shares Issued, Price Per Share				$ 1.75
Convertible Preferred Stock Conversion Price				$ 1.75
Stock Issued During Period, Shares, Conversion of Convertible Securities		(3,351,156)
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		29,020,554		29,020,554
Shares Issued, Price Per Share				$ 1.22
Convertible Preferred Stock Conversion Price				$ 1.22
Stock Issued During Period, Shares, Conversion of Convertible Securities		(19,557,392)
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		100,000,000		50,485,136